FTI FUNDS

fti municipal bond fund
fti bond fund

fti large capitalization growth fund fti large capitalization growth and income fund fti small capitalization equity fund fti international equity fund

SUPPLEMENT TO COMBINED PROSPECTUS DATED MARCH 31, 1999 (REVISED APRIL 19, 1999)

The following information is a supplement to your combined Prospectus. We are providing it to advise you of changes in expenses for all of the FTI FUNDS, a change in the declaration of dividends for the FTI INTERNATIONAL EQUITY FUND, and a change in portfolio management for the FTI MUNICIPAL BOND FUND. These changes are effective immediately.

1. At the regular Quarterly Meeting of the Board of Trustees of the Trust, held on August 4, 1999, the Trustees approved a reduction in the fees payable under the Rule 12b-1 Plan and the Shareholder Services Agreement. Accordingly, kindly replace the fees and expenses tables, beginning on page 10 of the Prospectus under the section entitled Fees and Expenses of the Funds, with the following tables:

    FEES AND EXPENSES OF THE FUNDS

    FTI MUNICIPAL BOND FUND

    Fees And Expenses

    This table describes the fees and expenses that you may pay if you buy and hold shares of the FTI Municipal Bond Fund.

    SHAREHOLDER FEES (Fees Paid Directly From Your
    Investment)

    --------------------------------------------------------------------
    Maximum Sales Charge (Load)                                 None
    Imposed on Purchases (as a percentage of offering price)
    Maximum Deferred Sales Charge (Load)                        None
    (as a percentage of original purchase
    price or redemption proceeds, as applicable)
    Maximum Sales Charge (Load)                                 None
    Imposed on Reinvested Dividends
    (and other Distributions) (as a percentage of offering
    price)
    Redemption Fee (as a percentage of                          None
    amount redeemed, if applicable)
    Exchange Fee                                                None
    --------------------------------------------------------------------

    ANNUAL FUND OPERATING EXPENSES (Before Waiver) (1)

    Expenses That Are Deducted From Fund Assets
    (as a percentage of average net assets)

    --------------------------------------------------------------------
    Management Fee (2)                                          0.50%
    Distribution (12b-1) Fee (3)                                0.25%
    Other Expenses (4)                                          0.47%
    Total Annual Fund Operating Expenses
    (before waiver) (5)                                         1.22%
    --------------------------------------------------------------------
    1 Annual Fund Operating Expenses have been restated to reflect current fees, which include a reduction in the amount payable as a Distribution (12b-1) Fee from 0.75% to 0.25% and a reduction in the amount payable as a Shareholder Services Fee from 0.25% to 0. Although not contractually obligated to do so, the Adviser and Distributor have agreed to waive certain amounts. These are shown below along with the net expenses the Fund is expected to actually pay for the fiscal year ending November 30, 1999. Waiver of Fund Expenses 0.40% Total Expected Annual Fund Operating Expenses (after waiver)0.82%

    2 The Adviser will waive a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee the Fund is expected to pay (after the voluntary waiver) is 0.35% for the year ending November 30, 1999.

    3 The Fund has no present intention of paying or accruing the Distribution (12b-1) fee during the fiscal year ending November 30, 1999. 4 Other Expenses are based on estimated amounts for the fiscal year ending November 30, 1999. 5 As noted above in (2) and (3), certain fees are being voluntarily waived or are not currently being accrued.

    Example

    This Example is intended to help you compare the cost of investing in FTI Municipal Bond Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    --------------------------------------------------------------------
                                      1 Year         3 Years

    --------------------------------------------------------------------
    FTI Municipal Bond Fund           $124           $387
    --------------------------------------------------------------------


    FTI BOND FUND

    Fees And Expenses

    This table describes the fees and expenses that you may pay if you buy and hold shares of the FTI Bond Fund.

    SHAREHOLDER FEES (Fees Paid Directly From Your
    Investment)

    --------------------------------------------------------------------
    Maximum Sales Charge (Load)                                 None
    Imposed on Purchases (as a percentage of offering price)
    Maximum Deferred Sales Charge (Load)                        None
    (as a percentage of original purchase
    price or redemption proceeds, as applicable)
    Maximum Sales Charge (Load)                                 None
    Imposed on Reinvested Dividends
    (and other Distributions) (as a percentage of offering
    price)
    Redemption Fee (as a percentage of                          None
    amount redeemed, if applicable)
    Exchange Fee                                                None
    --------------------------------------------------------------------

    ANNUAL FUND OPERATING EXPENSES (Before Waiver) (1)

    Expenses That Are Deducted From Fund Assets
    (as a percentage of average net assets)

    --------------------------------------------------------------------
    Management Fee                                              0.50%
    Distribution (12b-1) Fee (2)                                0.25%
    Other Expenses (3)                                          0.48%
    Total Annual Fund Operating Expenses
    (before waiver) (4)                                         1.23%
    --------------------------------------------------------------------
    1 Annual Fund Operating Expenses have been restated to reflect current fees, which include a reduction in the amount payable as a Distribution (12b-1) Fee from 0.75% to 0.25% and a reduction in the amount payable as a Shareholder Services Fee from 0.25% to 0. Although not contractually obligated to do so, the Distributor has agreed to waive certain amounts. This is shown below along with the net expenses the Fund is expected to actually pay for the fiscal year ending November 30, 1999. Waiver of Fund Expenses 0.25% Total Expected Annual Fund Operating Expenses (after waiver)0.98%

    2 The Fund has no present intention of paying or accruing the Distribution (12b-1) fee during the fiscal year ending November 30, 1999. 3 Other Expenses are based on estimated amounts for the fiscal year ending November 30, 1999. 4 As noted above in (2), certain fees are being voluntarily waived or are not currently being accrued.

    Example

    This Example is intended to help you compare the cost of investing in FTI Bond Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    --------------------------------------------------------------------
                                      1 Year         3 Years

    --------------------------------------------------------------------
    FTI Bond Fund                     $125           $390
    --------------------------------------------------------------------


    FTI LARGE CAPITALIZATION GROWTH FUND

    Fees And Expenses

    This table describes the fees and expenses that you may pay if you buy and hold shares of the FTI Large Capitalization Growth Fund.

    SHAREHOLDER FEES (Fees Paid Directly From Your
    Investment)

    --------------------------------------------------------------------
    Maximum Sales Charge (Load) None Imposed on Purchases (as a percentage of offering price) Maximum Deferred Sales Charge (Load) None (as a percentage of original purchase price or redemption proceeds, as applicable)

    Maximum Sales Charge (Load) None Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price) Redemption Fee (as a percentage of None amount redeemed, if applicable) Exchange Fee None

    --------------------------------------------------------------------

    ANNUAL FUND OPERATING EXPENSES (Before Waiver) (1)

    Expenses That Are Deducted From Fund Assets
    (as a percentage of average net assets)

    --------------------------------------------------------------------
    Management Fee                                              0.75%
    Distribution (12b-1) Fee (2)                                0.25%
    Other Expenses (3)                                          0.84%
    Total Annual Fund Operating Expenses
    (before waiver) (4)                                         1.84%
    --------------------------------------------------------------------
    1 Annual Fund Operating Expenses have been restated to reflect current fees, which include a reduction in the amount payable as a Distribution (12b-1) Fee from 0.75% to 0.25% and a reduction in the amount payable as a Shareholder Services Fee from 0.25% to 0. Although not contractually obligated to do so, the Adviser and Distributor have agreed to waive certain amounts. These are shown below along with the net expenses the Fund is expected to actually pay for the fiscal year ending November 30, 1999. Waiver of Fund Expenses 0.76% Total Expected Annual Fund Operating Expenses (after waiver)1.08%

    2 The Fund has no present intention of paying or accruing the Distribution (12b-1) fee during the fiscal year ending November 30, 1999. 3 Other Expenses are based on estimated amounts for the fiscal year ending November 30, 1999. 4 As noted above in (2), certain fees are being voluntarily waived or are not currently being accrued.

    Example

    This Example is intended to help you compare the cost of investing in FTI Large Capitalization Growth Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    --------------------------------------------------------------------
                                      1 Year         3 Years

    --------------------------------------------------------------------
    FTI Large Capitalization Growth   $187           $579
    Fund
    --------------------------------------------------------------------


    FTI LARGE CAPITALIZATION GROWTH AND INCOME FUND

    Fees And Expenses

    This table describes the fees and expenses that you may pay if you buy and hold shares of the FTI Large Capitalization Growth and Income Fund.

    SHAREHOLDER FEES (Fees Paid Directly From Your
    Investment)

    --------------------------------------------------------------------
    Maximum Sales Charge (Load)                                 None
    Imposed on Purchases (as a percentage of offering price)
    Maximum Deferred Sales Charge (Load)                        None
    (as a percentage of original purchase
    price or redemption proceeds, as applicable)
    Maximum Sales Charge (Load)                                 None
    Imposed on Reinvested Dividends
    (and other Distributions) (as a percentage of offering
    price)
    Redemption Fee (as a percentage of                          None
    amount redeemed, if applicable)
    Exchange Fee                                                None
    --------------------------------------------------------------------

    ANNUAL FUND OPERATING EXPENSES (Before Waiver) (1)

    Expenses That Are Deducted From Fund Assets
    (as a percentage of average net assets)

    --------------------------------------------------------------------
    Management Fee                                              0.75%
    Distribution (12b-1) Fee (2)                                0.25%
    Other Expenses (3)                                          0.33%
    Total Annual Fund Operating Expenses
    (before waiver) (4)                                         1.33%
    --------------------------------------------------------------------
    1 Annual Fund Operating Expenses have been restated to reflect current fees, which include a reduction in the amount payable as a Distribution (12b-1) Fee from 0.75% to 0.25% and a reduction in the amount payable as a Shareholder Services Fee from 0.25% to 0. Although not contractually obligated to do so, the Distributor has agreed to waive certain amounts. This is shown below along with the net expenses the Fund is expected to actually pay for the fiscal year ending November 30, 1999. Waiver of Fund Expenses 0.25% Total Expected Annual Fund Operating Expenses (after waiver)1.08%

    2 The Fund has no present intention of paying or accruing the Distribution (12b-1) fee during the fiscal year ending November 30, 1999. 3 Other Expenses are based on estimated amounts for the fiscal year ending November 30, 1999. 4 As noted above in (2), certain fees are being voluntarily waived or are not currently being accrued.

    Example

    This Example is intended to help you compare the cost of investing in FTI Large Capitalization Growth and Income Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    --------------------------------------------------------------------
                                               1 Year       3 Years

    --------------------------------------------------------------------
    FTI Large Capitalization Growth & Income   $135         $421
    Fund

    --------------------------------------------------------------------


    FTI SMALL CAPITALIZATION EQUITY FUND

    Fees And Expenses

    This table describes the fees and expenses that you may pay if you buy and hold shares of the FTI Small Capitalization Equity Fund.

    SHAREHOLDER FEES (Fees Paid Directly From Your
    Investment)

    --------------------------------------------------------------------
    Maximum Sales Charge (Load)                                None
    Imposed on Purchases (as a percentage of offering price)
    Maximum Deferred Sales Charge (Load)                       None
    (as a percentage of original purchase
    price or redemption proceeds, as applicable)
    Maximum Sales Charge (Load)                                None
    Imposed on Reinvested Dividends
    (and other Distributions) (as a percentage of offering
    price)
    Redemption Fee (as a percentage of                         None
    amount redeemed, if applicable)
    Exchange Fee                                               None
    --------------------------------------------------------------------

    ANNUAL FUND OPERATING EXPENSES

    (Before Reimbursement and Waiver) (1)
    Expenses That Are Deducted From Fund Assets
    (as a percentage of average net assets)

    --------------------------------------------------------------------
    Management Fee                                             1.00%
    Distribution (12b-1) Fee (2)                               0.25%
    Other Expenses (3)                                         0.51%
    Total Annual Fund Operating Expenses
    (before reimbursement and waiver) (4)                      1.76%
    --------------------------------------------------------------------
    1 Annual Fund Operating Expenses have been restated to reflect current fees, which include a reduction in the amount payable as a Distribution (12b-1) Fee from 0.75% to 0.25% and a reduction in the amount payable as a Shareholder Services Fee from 0.25% to 0. Although not contractually obligated to do so, the Adviser and Distributor reimbursed and waived certain amounts. These are shown below along with the net expenses the Fund is expected to actually pay for the fiscal year ending November 30, 1999. For the fiscal year ended November 30, 1998, the Fund ACTUALLY PAID (after reimbursement and waiver) total net expenses of 1.50%. Reimbursement and Waiver of Fund Expenses 0.26% Total Expected Annual Fund Operating Expenses (after reimbursement and waiver) 1.50%

    2 The Fund did not pay or accrue the Distribution (12b-1) fee during the fiscal year ending November 30, 1998. The Fund has no present intention of paying or accruing the Distribution (12b-1) fee during the fiscal year ending November 30, 1999.

    3 The Adviser voluntarily reimbursed certain operating expenses of the Fund.
      The Adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after the voluntary reimbursement) was 0.50% for the fiscal year ended November 30, 1998.

    4 As noted above in (2), certain fees are being voluntarily waived or are not currently being accrued.

    Example

    This Example is intended to help you compare the cost of investing in FTI Small Capitalization Equity Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are BEFORE REIMBURSEMENTS AND WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    --------------------------------------------------------------------
                                    1 Year   3 Years  5 Years 10 Years
    --------------------------------------------------------------------
    FTI Small Capitalization Equity $179     $554     $954    $2,073
    Fund
    --------------------------------------------------------------------


    FTI INTERNATIONAL EQUITY FUND

    Fees And Expenses

    This table describes the fees and expenses that you may pay if you buy and hold shares of the FTI International Equity Fund.

    SHAREHOLDER FEES (Fees Paid Directly From Your
    Investment)

    --------------------------------------------------------------------
    Maximum Sales Charge (Load)                                None
    Imposed on Purchases (as a percentage of offering price)
    Maximum Deferred Sales Charge (Load)                       None
    (as a percentage of original purchase
    price or redemption proceeds, as applicable)
    Maximum Sales Charge (Load)                                None
    Imposed on Reinvested Dividends
    (and other Distributions) (as a percentage of offering
    price)
    Redemption Fee (as a percentage of                         None
    amount redeemed, if applicable)
    Exchange Fee                                               None
    --------------------------------------------------------------------

    ANNUAL FUND OPERATING EXPENSES

    (Before Reimbursement and Waiver) (1)
    Expenses That Are Deducted From Fund Assets
    (as a percentage of average net assets)

    --------------------------------------------------------------------
    Management Fee                                             1.00%
    Distribution (12b-1) Fee (2)                               0.25%
    Other Expenses (3)                                         0.49%
    Total Annual Fund Operating Expenses
    (before reimbursement and waiver) (4)                      1.74%
    --------------------------------------------------------------------
    1 Annual Fund Operating Expenses have been restated to reflect current fees, which include a reduction in the amount payable as a Distribution (12b-1) Fee from 0.75% to 0.25% and a reduction in the amount payable as a Shareholder Services Fee from 0.25% to 0. Although not contractually obligated to do so, the Adviser and Distributor waived and reimbursed certain amounts. These are shown below along with the net expenses the Fund is expected to ACTUALLY PAY for the fiscal year ending November 30, 1999. For the fiscal year ended November 30, 1998, the Fund ACTUALLY PAID (after reimbursement and waiver) total net expenses of 1.39%. Reimbursement and Waiver of Fund Expenses 0.35% Total Expected Annual Fund Operating Expenses (after reimbursement and waiver) 1.39%

    2 The Fund did not pay or accrue the Distribution (12b-1) fee during the fiscal year ended November 30, 1998. The Fund has no present intention of paying or accruing the Distribution (12b-1) fee during the fiscal year ending November 30, 1999.

    3 The Adviser voluntarily reimbursed certain operating expenses of the Fund.
      The Adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after voluntary reimbursement) was 0.39% for the year ended November 30, 1998.

    4 As noted above in (2), certain fees are being voluntarily waived or are not currently being accrued.

    Example

    This Example is intended to help you compare the cost of investing in FTI International Equity Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are BEFORE REIMBURSEMENTS AND WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    --------------------------------------------------------------------
                                    1 Year   3 Years  5 Years 10 Years
    --------------------------------------------------------------------
    FTI International Equity Fund   $177     $548     $944    $2,052
    --------------------------------------------------------------------

2. Kindly replace the section entitled Rule 12B-1 Plan, found on page 39 of the Prospectus, with the following:

        The Trust has adopted a Rule 12b-1 Plan (Plan), which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Funds' shares. The Trust has no present intention to activate the Plan and the Distributor has no present intention to collect any fees pursuant to the Plan. Once a Fund begins accruing the 12b-1 fee, Fund expenses will rise. If the Trust were to activate the Plan, it would be permitted to pay up to 0.25% of the average net assets of a Fund as a distribution fee to the Distributor.

3. At the regular Quarterly Meeting of the Board of Trustees of the Trust, held on August 4, 1999, the Trustees voted to change the declaration and payment of dividends to shareholders for the FTI INTERNATIONAL EQUITY FUND (International Equity Fund) from semi-annually to annually. Kindly replace the second sentence of the second paragraph on page 42 of the Prospectus under the section entitled Dividends and Capital Gains with the following information:

        The Small Capitalization Equity Fund declares and pays any dividends semi-annually to shareholders. The International Equity Fund declares and pays any dividends annually to shareholders.

4. Please replace the entire paragraph on page 45 of the Prospectus under the section entitled Municipal Bond Fund with the following paragraph:

     RONALD SANCHEZ has been primarily responsible for the day-to-day investment management of the Municipal Bond Fund since its inception, December 11, 1998. Mr. Sanchez, Certified Financial Analyst and Senior Vice President of FTCI, is a manager of tax-exempt fixed income portfolios. Mr. Sanchez received a B.S. degree from C.W. Post College. He joined FTCI in 1993 with six years prior experience as a fixed income portfolio manager with Public Service Mutual Insurance Company.

                                                                 August 31, 1999

Edgewood Services, Inc., Distributor

CUSIP 302927504 MBF CUSIP 302927603 BF CUSIP 302927702 LCGF CUSIP 302927801
LCGIF CUSIP 302927108 SCEF CUSIP 302927207 IEF

                                                         G01598-10 (8/99) 509142